Investments and Other Non-Current Assets - Additional Information (Detail) (France, EAK SA Composants Pour L'Industrie Automobile)	Dec. 31, 2014
France | EAK SA Composants Pour L'Industrie Automobile
Schedule of Equity Method Investments [Line Items]
Percentage of ownership, liquidated	49.00%